                         Insured California Portfolio Series 63
                                              File No. 33-49211
                            Investment Company Act No. 811-3676


              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                POST-EFFECTIVE AMENDMENT NO. 4
                          TO FORM S-6


For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

     A.   Exact name of Trust:

          DEAN WITTER SELECT MUNICIPAL TRUST
          INSURED CALIFORNIA PORTFOLIO SERIES 63

     B.   Name of Depositor:

          DEAN WITTER REYNOLDS INC.

     C. Complete address of Depositor's principal executive office:

          DEAN WITTER REYNOLDS INC.
          Two World Trade Center
          New York, New York  10048

     D.   Name and complete address of agent for service:

          Mr. Michael D. Browne
          Dean Witter Reynolds Inc.
          Unit Trust Department
          Two World Trade Center, 59th Floor
          New York, New York  10048

          Copy to:

          Kenneth W. Orce, Esq.
          Cahill Gordon & Reindel
          80 Pine Street
          New York, New York  10005

     /x/ Check box if it is proposed that this filing should become effective immediately upon filing pursuant to paragraph(b) of Rule 485.

                     Cross Reference Sheet

            Pursuant to Rule 404(c) of Regulation C
               under the Securities Act of 1933

         (Form N-8B-2 Items required by Instruction 1
                 as to Prospectus on Form S-6)

Form N-8B-2                           Form S-6
Item Number                           Heading in Prospectus

     I.  Organization and General Information

1.   a)  Name of Trust                Front Cover
     b)  Title of Securities issued

2.   Name and address of Depositor    Table of Contents

3.   Name and address of Trustee      Table of Contents

4.   Name and address of principal    Table of Contents
     Underwriter

5.   Organization of Trust            Introduction

6.   Execution and termination of In- Introduction; Amendment
     denture                          and Termination of the
                                      Indenture

7.   Changes of name                  *30

8.   Fiscal Year                      Included in Form N-8B-2

9.   Litigation                       *30

     II.  General Description of the Trust
          of the and Securities Trust

10.  General Information regarding
     Trust's Securities and Rights of
     Holders

     a)   Type of Securities          Rights of Unit Holders
          (Registered or Bearer)

     b)   Type of Securities          Administration of the
          (Cumulative or Distribu-    Trust-Distribution
          tive)

____________________

*30    Not applicable, answer negative or not required.

Form N-8B-2                           Form S-6
Item Number                           Heading in Prospectus

     c)   Rights of Holders as to     Redemption; Public Of-
          Withdrawal or Redemption    fering of Units-
                                      Secondary Market

     d)   Rights of Holders as to     Public Offering of
          conversion, transfer, etc.  Units-Secondary Market;
                                      Exchange Option; Redemp-
                                      tion; Rights of Unit
                                      Holders-Certificates

     e)   Lapses or defaults with re- *30
          spect to periodic payment
          plan certificates

     f)   Voting rights as to Securi- Rights of Unit Holders-
          ties under the Indenture    Certain Limitations

     g)   Notice to Holders as to     Amendment and Termina-
          change in:                  tion of the Indenture

          1)   Assets of Trust        Administration of the
                                      Trust-Reports to Unit
                                      Holders; The Trust-
                                      Summary Description of
                                      the Portfolios

          2)   Terms and Conditions   Amendment and Termina-
               of Trust's Securities  tion of the Indenture

          3)   Provisions of Trust    Amendment and Termina-
                                      tion of the Indenture

          4)   Identity of Depositor  Sponsor; Trustee
               and Trustee

     h)   Security Holders consent
          required to change:

          1)   Composition of assets  Amendment and Termina-
               of Trust               tion of the Indenture

          2)   Terms and conditions   Amendment and Termina-
               of Trust's Securities  tion of the Indenture

          3)   Provisions of Inden-   Amendment and Termina-
               ture                   tion of the Indenture

____________________

*30    Not applicable, answer negative or not required.

Form N-8B-2                           Form S-6
Item Number                           Heading in Prospectus

          4)   Identity of Depositor  *30
               and Trustee

     i)   Other Provisions            Cover of Prospectus; tax
                                      status

11.  Type of securities comprising    The Trust-Summary De-
     units                            scription of the Portfo-
                                      lios; Objectives and Se-
                                      curities Selection; The
                                      Trust-Special Considera-
                                      tions

12.  Type of securities comprising    *30
     periodic payment certificates

13.  a)   Load, fees, expenses, etc.  Summary of Essential In-
                                      formation; Public Offer-
                                      ing of Units-Public Of-
                                      fering Price;-Profit of
                                      Sponsor;-Volume Dis-
                                      count; Expenses and
                                      Charges

     b)   Certain information regard- *30
          ing periodic payment cer-
          tificates

     c)   Certain percentages         Summary of Essential In-
                                      formation; Public Offer-
                                      ing of Units-Public Of-
                                      fering Price; -Profit of
                                      Sponsor; -Volume Dis-
                                      count

     d)   Price differentials         Public Offering of Units
                                      - Public Offering Price

     e)   Certain other fees, etc.    Rights of Unit Holders -
          payable by holders          Certificates

     f) Certain profits receivable Redemption _ Purchase by by depositor, principal un- the Sponsors of Units derwriters, trustee or af- Tendered for Redemption filiated persons


____________________

*30    Not applicable, answer negative or not required.

Form N-8B-2                           Form S-6
Item Number                           Heading in Prospectus

     g)   Ratio of annual charges to  *30
          income

14.  Issuance of trust's securities   Introduction; Rights of
                                      Unit Holders - Certifi-
                                      cates

15.  Receipt and handling of payments Public Offering of
     from purchasers                  Units-Profits of Sponsor

16.  Acquisition and disposition of   Introduction; Amendment
     underlying securities            and Termination of the
                                      Indenture; Objectives
                                      and Securities Selec-
                                      tion; The Trust-Summary
                                      Description of the Port-
                                      folio; Sponsor-
                                      Responsibility

17.  Withdrawal or redemption by Se-  Redemption; Public Of-
     curity Holders                   fering of Units-
                                      Secondary Market

18.  a)   Receipt and disposition of  Administration of the
          income                      Trust; Reinvestment Pro-
                                      grams

     b)   Reinvestment of distribu-   Reinvestment Programs
          tions

     c)   Reserves or special fund    Administration of the
                                      Trust-Distribution

     d)   Schedule of distribution    *30

19.  Records, accounts and report     Administration of the
                                      Trust-Records and Ac-
                                      counts; Reports to Unit
                                      Holders


____________________

*30    Not applicable, answer negative or not required.

Form N-8B-2                           Form S-6
Item Number                           Heading in Prospectus

20.  Certain miscellaneous provisions Amendment and Termina-
     of the Indenture                 tion of the Indenture;
                                      Sponsor-Limitation on
                                      Liability
                                      -Resignation; Trustee-
                                      -Limitation on Liability
                                      -Resignation

21.  Loans to security holders        *30

22.  Limitations on liability         Sponsor, Trustee;
                                      Evaluator - Limitation
                                      on Liability

23.  Bonding arrangements             Included on Form N-8B-2

24.  Other material provisions of the *30
     Indenture

     III. Organization Personnel and
          Affiliated Persons of Depositor

25.  Organization of Depositor        Sponsor

26.  Fees received by Depositor       Expenses and Charges-
                                      fees; Public Offering of
                                      Units-Profits of Sponsor

27.  Business of Depositor            Sponsor and Included in
                                      Form N-8B-2

28. Certain information as to offi- Included in Form N-8B-2 cials and affiliated persons of
     Depositor

29.  Voting securities of Depositor   Included in Form N-8B-2

30.  Persons controlling Depositor    *30

31.  Payments by Depositor for cer-   *30
     tain other services

32.  Payments by Depositor for cer-   *30
     tain other services rendered to
     trust


____________________

*30    Not applicable, answer negative or not required.

Form N-8B-2                           Form S-6
Item Number                           Heading in Prospectus

33.  Remuneration of employees of De- *30
     positor for certain services
     rendered to trust

34.  Remuneration of other persons    *30
     for certain services rendered to
     trust

     IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securi-  Public Offering of
     ties by states                   Units-Public Distribu-
                                      tion

36.  Suspension of sales of trust's   *30
     securities

37.  Revocation of authority to dis-  *30
     tribute

38.  a)   Method of distribution
     b)   Underwriting agreements
     c)                                                   Public Offering
of Units                       Selling agreements

39.  a)   Organization of principal   Sponsor
          underwriter

     b)   N.A.S.D. membership of
          principal underwriter

40.  Certain fees received by princi- Public Offering of
     pal underwriter                  Units-Profit of Sponsor

41.  a)   Business of principal un-   Sponsor
          derwriter

     b)   Branch officers of princi-  *30
          pal underwriter

     c)   Salesman of principal un-   *30
          derwriter

42.  Ownership of trust's securities  *30
     by certain persons



____________________

*30    Not applicable, answer negative or not required.

Form N-8B-2                           Form S-6
Item Number                           Heading in Prospectus

43.  Certain brokerage commissions    *30
     received by principal under-
     writer

44.  a)   Method of valuation         Public Offering of Units

     b)   Schedule as to offering     *30
          price

     c)   Variation in offering price Public Offering of
          to certain persons          Units-Volume Discount;
                                      Exchange option

45.  Suspension of redemption rights  *30

46.  a)   Redemption valuation        Public Offering of
                                      Units-Secondary Market;
                                      Redemption

     b)   Schedule as to redemption   *30
          price

47.  Maintenance of position in un-   See items 10(d), 44 and
     derlying securities              46

     V.   Information concerning the Trustee or Custodian

48.  Organization and regulation of   Trustee
     Trustee

49.  Fees and expenses of Trustee     Expenses and Charges

50.  Trustee's lien                   Expenses and Charges

     VI.  Information concerning Insurance
          of Holders of Securities

51.  a)   Name and address of Insur-  *30
          ance Company

     b)   Type of policies            *30

     c)   Type of risks insured and   *30
          excluded

     d)   Coverage of policies        *30

____________________

*30    Not applicable, answer negative or not required.

Form N-8B-2                           Form S-6
Item Number                           Heading in Prospectus

     e)   Beneficiaries of policies   *30

     f)   Terms and manner of cancel- *30
          lation

     g)   Method of determining pre-  *30
          miums

     h)   Amount of aggregate premi-  *30
          ums paid

     i)   Who receives any part of    *30
          premiums

     j)   Other material provisions   *30
          of the Trust relating to
          insurance

     VII.  Policy of Registrant

52.  a)   Method of selecting and     Introduction; Objectives
          eliminating securities from and Securities Selec-
          the Trust                   tion; The Trust-Summary
                                      Description of the Port-
                                      folio; Sponsor-
                                      Responsibility

     b)   Elimination of securities   *30
          from the Trust

     c)   Policy of Trust regarding   *30
          substitution and elimina-
          tion of securities

     d)   Description of any funda-   *30
          mental policy of the Trust

53.  Taxable status of the Trust      Cover of Prospectus; Tax
                                      Status

     VIII.  Financial and Statistical Information

54.  Information regarding the        *30
     Trust's past ten fiscal years



____________________

*30    Not applicable, answer negative or not required.

Form N-8B-2                           Form S-6
Item Number                           Heading in Prospectus

55.  Certain information regarding    *30
     periodic payment plan certifi-
     cates

56.  Certain information regarding
                                  -
                                                   *30
                  periodic payment plan certifi
     cates

57.  Certain information regarding    *30
     periodic payment plan certifi-
     cates

58.  Certain information regarding    *30
     periodic payment plan certifi-
     cates

59.  Financial statements             Statement of Financial
     (Instruction 1(c) to Form S-6)   Condition____________________

*30    Not applicable, answer negative or not required.

LOGO


DEAN WITTER SELECT
MUNICIPAL TRUST


INSURED CALIFORNIA PORTFOLIO SERIES 63

Standard & Poor's Corporation Rating:  AAA

(A Unit Investment Trust)


_______________________________________________________________

This Trust was formed for the purpose of providing interest in-come which in the opinion of bond counsel is, under existing law, excludable from gross income for Federal income tax pur-poses (except in certain instances depending on the Unit Hold-
ers) and is exempt from State of California income taxes to in-dividual Unit Holders resident in the State of California, through investment in a fixed portfolio consisting primarily of investment grade long-term California state, municipal and pub-lic authority debt obligations. The value of the Units of the Insured Trust will fluctuate with the value of the portfolio of underlying Securities. The Units of the Trust are rated AAA by Standard & Poor's Corporation because all of the Securities have been irrevocably insured by insurance provided by the re-spective Issuers thereof or obtained by third parties. Minimum
Purchase:  1 Unit.
_______________________________________________________________

This Prospectus consists of two parts. Part A contains a Sum-mary of Essential Information and descriptive material relating to the Trust, and the portfolio and financial statements of the Trust. Part B contains a general description of the Trust. Part A may not be distributed unless accompanied by Part B.
_______________________________________________________________

The Initial Public Offering of Units in the Trust has been com-pleted. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by pur-chase from the Trustee of Units tendered for redemption or in the Secondary Market.
_______________________________________________________________

Sponsor:    LOGO                     DEAN WITTER REYNOLDS INC.

_______________________________________________________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_______________________________________________________________

Read and retain both parts of this Prospectus for future refer-ence.

Units of the Trust are not deposits or obligations of, or guar-anteed or endorsed by, any bank, and the Units are not feder-ally insured by the Federal Deposit Insurance Corporation, Fed-eral Reserve Board, or any other agency.

             Prospectus Part A dated July 31, 1997

THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C., UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

THE USE OF THE TERM "INSURED" IN THE NAME OF THIS TRUST DOES
NOT MEAN THAT THE TRUST UNITS ARE INSURED BY ANY GOVERNMENTAL
OR PRIVATE ORGANIZATION.  THE TRUST UNITS ARE NOT INSURED.

              DEAN WITTER SELECT MUNICIPAL TRUST
            INSURED CALIFORNIA PORTFOLIO SERIES 63

                       TABLE OF CONTENTS

                                                         Page

PART A

Table of Contents.....................................    A-1
Summary                                                   A-3
Independent Auditor's Report..........................    F-1

PART B

Introduction..........................................      1
The Trust.............................................      2
     Special Considerations...........................      2
     Summary Description of the Portfolios............      3
Insurance on the Securities in an Insured Trust.......     21
Objectives and Securities Selection...................     25
The Units.............................................     26
Tax Status............................................     32
Public Offering of Units..............................     32
     Public Offering Price............................     32
     Public Distribution..............................     33
     Secondary Market.................................     34
     Profit of Sponsor................................     35
     Volume Discount..................................     35
Exchange Option.......................................     36
Reinvestment Programs.................................     37
Redemption............................................     38
     Tender of Units..................................     38
     Computation of Redemption Price per Unit.........     39
     Purchase by the Sponsor of Units Tendered
       for Redemption ................................     39
Rights of Unit Holders................................     40
     Certificates.....................................     40
     Certain Limitations..............................     40
Expenses and Charges..................................     40
     Initial Expenses.................................     40
                              A-1

                                                         Page

     Fees.............................................     40
     Other Charges....................................     41
Administration of the Trust...........................     42
     Records and Accounts.............................     42
     Distribution.....................................     42
     Distribution of Interest and Principal...........     42
     Reports to Unit Holders..........................     44
Sponsor...............................................     45
Trustee...............................................     47
Evaluator.............................................     48
Amendment and Termination of the Indenture............     49
Legal Opinions........................................     50
Auditors..............................................     50
Bond Ratings..........................................     50
Federal Tax Free vs. Taxable Income...................     54

                           Sponsor:

                   Dean Witter Reynolds Inc.
                    Two World Trade Center
                   New York, New York  10048


                          Evaluator:

                 Kenny S&P Evaluation Services
              A Division of J.J. Kenny Co., Inc.
                          65 Broadway
                   New York, New York  10006


                           Trustee:

                   The Chase Manhattan Bank
                        270 Park Avenue
                   New York, New York  10017


NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS WITH RESPECT TO THIS INVESTMENT COMPANY NOT CONTAINED IN THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.


                                     SUMMARY OF ESSENTIAL INFORMATION

                                    DEAN WITTER SELECT MUNICIPAL TRUST
                                  INSURED CALIFORNIA PORTFOLIO SERIES 63

                                            As of May 31, 1997




FACE AMOUNT OF SECURITIES          $3,915,000.00      DAILY RATE AT WHICH ESTIMATED NET
                                                        INTEREST ACCRUES PER UNIT             .0147%
NUMBER OF UNITS                            3,907
                                                      ESTIMATED CURRENT RETURN (based on
FRACTIONAL UNDIVIDED INTEREST IN THE                    Public Offering Price)<F2>            5.189%
  TRUST REPRESENTED BY EACH UNIT       1/3,907th
                                                      ESTIMATED LONG TERM RETURN (based on
PUBLIC OFFERING PRICE                                   Public Offering Price)>F2>            5.174%

  Aggregate bid side evaluation
    of Securities in the Trust     $3,788,850.00      MONTHLY INTEREST DISTRIBUTIONS

  Divided by 3,907 Units           $      969.76      Estimated net annual interest rate
                                                        per Unit times $1,000                 $53.25
  Plus sales charge of 5.500% of                        Divided by 12                         $ 4.43
    Public Offering Price (5.820%
    of net amount invested in                         RECORD DATE:  The ninth day of each month
    Securities)                            56.44
                                                      DISTRIBUTION DATE:  The fifteenth
Public Offering Price per Unit          1,026.20        day of each month

  Plus undistributed principal and                    MINIMUM PRINCIPAL DISTRIBUTION:  No
    net investment income and                           distribution need be made from the
    accrued interest                      18.01<F1>     Principal Account if balance therein
                                                        is less than $1 per Unit outstanding
    Adjusted Public Offering Price $    1,044.21
                                                      TRUSTEE'S ANNUAL FEE AND EXPENSES
                                                        (including estimated expenses and
SPONSOR'S REPURCHASE PRICE AND                          Evaluator's fee) $1.85 per $1,000
  REDEMPTION PRICE PER UNIT                             face amount of underlying Securities  $ 1.85
  (based on bid side evaluation
  of underlying Securities,                           SPONSOR'S ANNUAL PORTFOLIO SUPERVISION
  $56.44 less than Adjusted                             FEE: Maximum of $.25 per $1,000 face
  Public Offering Price per Unit)  $      987.77        amount of underlying Securities          .25

CALCULATION OF ESTIMATED NET                            Total Estimated Expenses per Unit     $ 2.10
  ANNUAL INTEREST RATE PER UNIT
  (based on face amount of $1,000                     EVALUATOR'S FEE FOR EACH EVALUATION:      $.40
  per Unit)                                             per issue of Security

  Annual interest rate per Unit           5.535%      EVALUATION TIME:  4:00 P.M. New York Time

  Less estimated annual expenses                      MANDATORY TERMINATION DATE:  January 1, 2042
    per Unit ($2.10) expressed
    as a percentage                        .210%      DISCRETIONARY LIQUIDATION AMOUNT:  The
                                                        Trust may be terminated by the Sponsor
Estimated net annual interest rate                      if the value of the portfolio of the Trust
  per Unit                                5.325%        at any time is less than $1,606,000.



    <F1>Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally three business days after purchase) for Units purchased on May 30, 1997, the last trading date during the period.

   <F2>The estimated current return and estimated long term return are increased for transactions entitled to a reduced sales charge.  (See "The Units - Estimated Annual Income and Current Return" and "Public Offering of
Units - Volume Discount" in Part B of this Prospectus.)


                                     A-3




               SUMMARY OF ESSENTIAL INFORMATION
                          (Continued)


          THE INSURED TRUST -- The Dean Witter Select Municipal Trust, Insured California Portfolio Series 63 (the "Insured Trust" or the "Trust") is a unit investment trust which was created on June 21, 1993 (the "Date of Deposit"), under the laws of the State of New York pursuant to an Indenture as de-fined in Part B. The Trust is composed of "investment grade" long-term interest-bearing municipal bonds (the "Securities"). (For a description of the meaning of "investment grade" securi-ties, see: "Bond Ratings", in Part B.) The objectives of the Insured Trust are: (1) the receipt of income which, under ex-isting law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) and is exempt from State of California income taxation to individual Unit Holders resident in the State of California; and (2) the conservation of capital. The payment of interest and the preservation of principal of the Insured Trust is de-pendent on the continuing ability of the respective Issuers of the Securities or the bond insurers thereof to meet their obli-gations to pay principal and interest. Therefore, there is no guarantee that the objectives of the Insured Trust will be achieved. All of the Securities are obligations of the State of California or of the counties, municipalities or public authorities thereof. Interest on the Securities, in the opin-ion of bond counsel or special tax counsel to the Issuers thereof, under existing law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) and is exempt from State of California income taxes when owned by individual Unit Holders resident in the State of California. (For a discussion of cer-tain tax aspects of the Insured Trust, see: "Tax Status", in Part B. For a discussion of certain state tax aspects of the Insured Trust, see: "Special Considerations Regarding Califor-nia Securities -- California Tax Status", herein.)

          OFFERS TO SELL OR THE SOLICITATION OF ORDERS TO BUY MAY ONLY BE MADE IN THOSE JURISDICTIONS IN WHICH THE UNITS OF THIS TRUST HAVE BEEN REGISTERED. INVESTORS SHOULD CONTACT ACCOUNT EXECUTIVES OF THE SPONSOR TO DETERMINE WHETHER THE UNITS OF THIS TRUST HAVE BEEN REGISTERED FOR SALE IN THE STATE IN WHICH THEY RESIDE.

          INSURANCE -- A policy of insurance guaranteeing the scheduled payment of principal and interest ("Bond Insurance") has been obtained from the bond insurers indicated on the "Schedule of Portfolio Securities", herein, and paid for by the Issuers of the Securities, or by third parties, for all the Se-curities in the Insured Trust. The policies of Bond Insurance are non-cancellable and cover default in the payment of princi-
                              A-4
pal and interest on the Securities so insured so long as such Securities remain outstanding, whether they are held in the In-sured Trust or not. Bond Insurance on all Securities in the Insured Trust relates only to the Securities in such Insured Trust and not to the Units offered hereby. No representation is made herein as to any bond insurer's ability to meet its ob-ligations under a policy of Bond Insurance relating to a Secu-rity in the Insured Trust. However, as a result of such Bond Insurance, the Securities, as well as the Units of the Insured Trust, are rated "AAA" by Standard & Poor's Corporation. There can be no assurance that such "AAA" ratings will be retained. (See: "Insurance on the Securities in an Insured Trust", in Part B.)

          MONTHLY DISTRIBUTIONS -- Monthly distributions of principal, premium, if any, and interest received by the In-sured Trust will be made on or shortly after the fifteenth day of each month to Unit Holders of record on the ninth day of such month. Alternatively, Unit Holders may elect to have their monthly distributions reinvested in either of the Rein-vestment Programs of the Sponsor, neither of which are insured. (See: "Reinvestment Programs", in Part B.)

          PUBLIC OFFERING PRICE -- The Public Offering Price per Unit of the Insured Trust is calculated daily, and is equal to the aggregate bid side evaluation of the underlying Securi-ties, divided by the number of Units outstanding, plus a sales charge calculated by reference to "Sales Charge/Volume Dis-count", below, plus the per Unit balance in the Interest and Principal Accounts. Units are offered at the Public Offering Price, plus accrued interest. (See: "Public Offering of Units", in Part B.)

          ESTIMATED CURRENT RETURN -- The Estimated Current Re-turn shows the return based on the Public Offering Price and is computed by multiplying the estimated net annual interest rate per Unit (which shows the return based on a $1,000 face amount) by $1,000 and dividing the result by the Public Offering Price (not including accrued interest). The net annual interest rate per Unit will vary with changes in the fees and expenses of the Trustee, the Sponsor and the Evaluator and with the exchange, redemption, sale or maturity of the underlying Securities. In addition, the Public Offering Price will also vary with fluc-tuations in the bid side evaluation of the underlying Securi-ties. Therefore, it can be expected that the Estimated Current Return will fluctuate in the future. (See: "The Units -- Es-timated Annual Income and Current Return", in Part B.)

          MARKET FOR UNITS -- The Sponsor, though not obligated to do so, intends to maintain a market for the Units based on the aggregate bid side evaluation of the underlying Securities, as more fully described in Part B -- "Public Offering of
                              A-5

Units -- Secondary Market". If such market is not maintained, a Unit Holder will be able to dispose of its Units through re-demption at prices based on the aggregate bid side evaluation of the underlying Securities. (See: "Redemption", in Part B.) Market conditions may cause such prices to be greater or less than the amount paid for Units.

          SPECIAL CONSIDERATIONS -- An investment in Units of the Insured Trust should be made with an understanding of the risks which an investment in fixed rate long term debt obliga-tions may entail, including the risk that the value of the Units will decline with increases in interest rates. The In-sured Trust is considered to be concentrated in Electric and Power Securities and Tax Allocation Securities (30.12% and 28.99%, respectively, of the aggregate market value of the Portfolio). (See: "The Trust -- Special Considerations" and "The Trust -- Summary Description of the Portfolios", in
Part B. See also: "Special Considerations Regarding Califor-nia Securities", herein, for a discussion of additional risks relating to Units of the Insured Trust.)

          PUBLIC DISTRIBUTION -- Sales of Units may be made pursuant to distribution arrangements with certain banks and/or other entities subject to regulation by the Office of the Comp-troller of the Currency which are acting as agents for their customers. These banks and/or entities are making Units of the Trusts available to their customers on an agency basis. A por-tion of the sales charge paid by these customers is retained by or remitted to such banks or entities in an amount equal to the fee customarily received by an agent for acting in such capac-ity in connection with the purchase of Units. The Glass-Steagall Act prohibits banks from underwriting certain securi-ties, including Units of the Trusts; however, this Act does not permit certain agency transactions, and banking regulators have not indicated that these particular agency transactions are im-permissible under this Act. In Texas, as well as certain other states, any bank making Units available must be registered as a broker-dealer in that State.

          SPECIAL CHARACTERISTICS OF THE INSURED TRUST -- The Portfolio of the Insured Trust consists of nine issues of Secu-rities, all of which were issued by Issuers located in the State of California. Three issues of Securities are each a general obligation of an Issuer. Six issues of Securities, while not backed by the taxing power of the Issuer, are payable from revenues or receipts derived from specific projects or other available sources. The Insured Trust contains the fol-lowing categories of Securities:

                                   Percentage of Aggregate
                               Market Value of Trust Portfolio
                                    (as of July 16,1997)
                              A-6

Category of Security

Electric and Power..........                30.12%
General Obligation..........                24.25%
Sales Tax...................                  .73%
Tax Allocation..............                28.99%
Water and Sewer.............                15.81%
Original Issue Discount.....                31.08%

          See: "The Trust -- Summary Description of the Port-folios", in Part B, for a summary of the investment risks asso-ciated with the type of Securities contained in the Insured Trust. See: "Tax Status", in Part B, for a discussion of cer-tain tax considerations with regard to Original Issue Discount.

          Of the Original Issue Discount bonds, approximately 2.55% of the aggregate principal amount of the Securities in the Insured Trust (or .73% of the market value of all Securi-ties in the Insured Trust on July 16, 1997) are zero coupon bonds (including bonds known as multiplier bonds, money multi-plier bonds, capital accumulator bonds, compound interest bonds and discount maturity payment bonds).

          The Securities in the Insured Trust are insured to maturity by the insurance obtained by the Issuers or by third parties from the following insurance companies: AMBAC: 13.17%;
FSA: 15.82%a; FGIC: 10.93%; and MBIA: 60.08%.b

          On July 16, 1997, based on the bid side of the mar-ket, the aggregate market value of the Securities in the Port-folio was $3,903,238.00.

          The Securities in the Portfolio of the Insured Trust were chosen in part on the basis of their respective maturity dates. A long term Trust contains obligations maturing in 15 years or more from the Date of Deposit. The maturity date of the Insured Trust is January 1, 2042; the latest maturity of a a Percentage shown for FSA represents Securities originally insured by CGIC. In December 1995, CGIC became a subsidi-ary of FSA, and all policies issued by CGIC became FSA covered by the intercompany pooling agreement among the FSA group of insurance companies, as a result of which all policies issued by CGIC are backed by the same claims-paying resources as policies issued by FSA.

b Percentages computed on the basis of the aggregate bid side evaluation of the Securities in the Insured Trust on July 16, 1997.

Security therein is September 2023; and the average life to ma-turity (or date of pre-refunding of a bond) of the Portfolio of Securities therein is 24.004 years. The actual maturity dates of each of the Securities contained in the Insured Trust are shown on the "Schedule of Portfolio Securities", herein.

          The Trustee shall receive annually 75 cents per $1,000 principal amount of Securities in the Insured Trust for its services as Trustee. See: "Expenses and Charges", in Part B, for a description of other fees and charges which may be incurred by the Insured Trust.

          On July 16, 1997, all the Securities in the Insured Trust were rated "AAA" by Standard & Poor's Corporation because of the Bond Insurance policies issued in respect of such Secu-rities. (See: "Schedule of Portfolio Securities", herein, and "Bond Ratings", in Part B.) A Security in the Portfolio may subsequently cease to be rated or the rating assigned may be reduced below the minimum requirements of the Insured Trust for the acquisition of Securities. While such events may be con-sidered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see: "Sponsor -- Responsi-bility", in Part B), such events do not automatically require the elimination of such Security from the Portfolio.

          SALES CHARGE/VOLUME DISCOUNT -- The Public Offering Price per Unit will be computed by dividing the aggregate of the bid prices of the Securities in a Trust by the number of Units outstanding and then adding the appropriate sales charge described below.

          The sales charge will reflect different rates depend-ing upon the maturities of the various underlying Securities. The sales charge per Unit in the secondary market (the "Effective Sales Charge") will be computed by multiplying the Evaluator's determination of the bid side evaluation of each Security by a sales charge determined in accordance with the table set forth below based upon the number of years remaining to the maturity of each such Security, totalling all such cal-culations, and dividing this total by the number of Units then outstanding. In calculating the date of maturity, a Security will be considered to mature on its stated maturity date un-less: (a) the Security has been called for redemption or funds or securities have been placed in escrow to redeem it on an earlier call date, in which case the call date will be deemed the date on which such Security matures; or (b) the Security is subject to a mandatory tender, in which case the mandatory ten-der date will be deemed the date on which such Security ma-tures.

                                (as % of bid    (as % of Public
                              side evaluation)  Offering Price)
                              A-8

Time to Maturity

Less than six months.........          0%               0%
six months to one year.......      0.756%             0.75%
over 1 year to 2 years.......      1.523%             1.50%
over 2 years to 4 years......      2.564%             2.50%
over 4 years to 8 years......      3.627%             3.50%
over 8 years to 15 years.....      4.712%             4.50%
over 15 years................      5.820%             5.50%

          The Effective Sales Charge per Unit for a sale in the secondary market, as determined above, will be reduced on a graduated scale for sales to any single purchaser on a single day of the specified number of Units of a Trust set forth be-low.

                                              Dealer Concession
                             % of Effective   as % of Effective
Number of Units               Sales Charge      Sales Charge

1-99.....................        100%                65%
100-249..................         95%                62%
250-499..................         85%                55%
500-999..................         70%                45%
1,000 or more............         55%                35%

          To qualify for the reduced sales charge and conces-sion applicable to quantity purchases, the selling dealer must confirm that the sale is to a single purchaser, as described in "Volume Discount" in Part B of the Prospectus.

          Units purchased at an Effective Sales Charge (before volume purchase discount) of less than 3.00% of the Public Of-fering Price (3.093% of the bid side evaluation of the Securi-ties) will not be eligible for exchange at a reduced sales charge described under the Exchange Option.

          Dealers purchasing certain dollar amounts of Units during the life of the Trusts may be entitled to additional concessions. The Sponsor reserves the right, at any time and from time to time, to change the level of dealer concessions.

          For further information regarding the volume dis-count, see: "Public Offering of Units -- Volume Discount", in
Part B.

          Note: "Auditors" in Part B is amended so that "Deloitte & Touche" is replaced with "Deloitte & Touche LLP"; "Evaluator" in Part B is amended so that "Kenny S&P Evaluation Services, a division of Kenny Information Systems, Inc." is re-placed with "Kenny S&P Evaluation Services, a Division of J.J. Kenny Co., Inc."; and "Trustee" in Part B is amended so that
                              A-9

"United States Trust Company of New York, with its principal place of business at 114 West 47th Street, New York, New York 10036, and its unit investment trust office at 770 Broadway, New York, New York 10003" is replaced with "The Chase Manhattan Bank, a New York Bank with its principal executive office lo-cated at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004". The reference to the fifth and five business day in "Redemption -- Computation of Redemption Price per Unit" and "Administration of the Trust -- Distribution of Interest and Principal" in Part B is amended to read third and three, re-spectively.

          On May 31, 1997, Dean Witter, Discover & Co., Dean Witter's former parent company, and Morgan Stanley Group Inc. merged to form MCDWD. In connection with such merger, the cor-porate name or DWDC was changed to Morgan Stanley, Dean Witter, Discover & Co. ("MCDWD").

          On December 20, 1995, Capital Guaranty Corporation merged with a subsidiary of Financial Security Assurance Hold-ings Ltd. In connection with such merger, (i) CGIC, the prin-cipal operating subsidiary of Capital Guaranty Corporation, be-came a wholly-owned subsidiary of FSA, the principal operating subsidiary of Financial Security Assurance Holdings Ltd., and
(ii) the corporate name of CGIC was changed to Financial Secu-rity Assurance of Maryland Inc.

    SPECIAL CONSIDERATIONS REGARDING CALIFORNIA SECURITIES

Risk Factors

          Potential purchasers of the Units of a State Trust should consider the fact that the Trust's Portfolio consists primarily of Securities issued by the state for which such State Trust is named or its municipalities or authorities and realize the substantial risks associated with an investment in such Securities. Each State Trust is subject to certain addi-tional risk factors:

          The Sponsor believes the information summarized below describes some of the more significant aspects of the State Trust. The sources of such information are the official state-ments of issuers as well as other publicly available documents. While the Sponsor has not independently verified this informa-tion, it has no reason to believe that such information is not correct in all material respects.

California Trust

          Since the start of the 1990-91 fiscal year, Califor-nia (the "State") has faced the worst economic, fiscal and
                             A-10
budget conditions since the 1930s. Construction, manufacturing (especially aerospace), exports and financial services, among others, have all been severely affected. Job losses have been the worst of any post-war recession and have been estimated to exceed 800,000. While the most severe point of the recession has been estimated to have occurred in late 1993, pre-recession job levels are not expected to be reached for several more years.

          The recession has affected State tax revenues, which mirror economic conditions. It has also caused increased ex-penditures for health and welfare programs. The State has also been facing a structural imbalance in its budget with the larg-est programs supported by the General Fund (K-12 schools and community colleges, health, welfare and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. (The General Fund, the State's main operating fund, consists of revenues which are not re-quired to be credited to any other fund.) As a result, the State has experienced recurring budget deficits.

          Employment, income, and retail sales in the State have shown modest increases over the past two years, indicating some recovery from recessionary conditions. These increases notwithstanding, pre-recession job levels are not expected to be reached until 1997.

          Together with the federal government, which is pro-viding over $9.5 billion in aid, the State is committed to as-sisting local governments, individuals and businesses suffering damage caused by the Northridge earthquake, as well as to as-sisting in the repair and replacement of State-owned facili-ties.

          On December 6, 1994, Orange County, California (the
"County"), together with its pooled investment funds (the
"Pools"), filed for protection under Chapter 9 of the federal
Bankruptcy Code.

          On May 2, 1995, the Bankruptcy Court approved a set-tlement agreement covering claims of the other participating entities against the County and the Pools. Most participants have received in cash 80% (90% for school districts) of their Pools' investments with the balance to be paid in the future.

          The State bears no existing obligation in connection with any of the outstanding obligations or securities of the County or any of the other participating entities. It may, however, be necessary for the State to intervene if the County lacks sufficient resources to maintain County administered State programs. In this regard, the State cannot predict what, if any, action may occur. The Legislature is considering the
                             A-11

County's new financial plan and other proposals relating to the County bankruptcy, including possible State oversight of County finances. None of the proposals, however, presently involve any direct State financial support of the County.

  1995-96 Budget

          The State began the 1995-96 fiscal year with strengthening revenues based on an improving economy and the smallest nominal "budget gap" to be closed in many years

          The 1995-96 Budget Act, signed by the Governor, on August 3, 1995, projects General Fund revenues and transfers of $44.1 billion. about $2.2 billion higher than projected reve-nues in 1994-95. The Budget Act projects Special Fund revenues of $12.7 billion, an increase from $12.1 billion projected in 1994-95.

          The 1995-96 Budget Act projects General Fund expendi-tures and transfers of $43.4 billion, an increase of $168 mil-lion over 1994-95. The Budget Act also projects Special Fund expenditures of $13.4 billion, a decrease of $700 million from 1994-95 projected expenditures. The principal features of the Budget Act were the following:

          1. Proposition 98 funding for schools and community colleges will increase by about $1 billion (General Fund) and $1.2 billion total above revised 1994-95 levels. Because of higher than projected revenues in 1994-95, an additional $543 million is appropriated to the 1994-95 Proposition 98 entitle-ment. A significant component of this amount is a block grant of about $54 per pupil for any one-time purpose. Per-pupil ex-penditures are projected to increase by another $126 in 1995-96 to $4,435. A full 2.7% cost of living allowance is funded for the first time in several years. The budget compromise antici-pates a settlement of the CTA v. Gould litigation.

          2.   Cuts in health and welfare costs totaling about
$900 million, some of which would require federal legislative approval.

          3. A 3.5% increase in funding for the University of California ($90 million General Fund) and the California State
University system ($24 million General Fund).

          4. The Budget assumes receipt of $473 million in new federal aid for costs of illegal immigrants, in excess of federal government commitments. This amount is considerably less than the summer 1994 two-year budget proposal estimate, and is somewhat lower than the estimate in the January 1995 Governor's Budget.

          5. General Fund support for the Department of Cor-rections is increased by about 8 percent over 1994-95, reflect-ing estimates of increased prison population. This amount is less than was proposed in the Governor's Budget.

          THE FOREGOING DISCUSSION OF THE 1995-96 FISCAL YEAR BUDGET IS BASED IN LARGE PART ON STATEMENTS MADE IN A RECENT "PRELIMINARY OFFICIAL STATEMENT" DISTRIBUTED BY THE STATE OF CALIFORNIA. IN THAT DOCUMENT, THE STATE INDICATED THAT ITS DISCUSSION OF THE FISCAL YEAR BUDGET IS BASED ON ESTIMATES AND PROJECTIONS OF REVENUES AND EXPENDITURES FOR THE CURRENT FISCAL YEAR AND MUST NOT BE CONSTRUED AS STATEMENTS OF FACT. THE STATE NOTED FURTHER THAT THE ESTIMATES AND PROJECTIONS ARE BASED UPON VARIOUS ASSUMPTIONS WHICH MAY BE AFFECTED BY NUMEROUS FACTORS, INCLUDING FUTURE ECONOMIC CONDITIONS IN THE STATE AND THE NATION, AND THAT THERE CAN BE NO ASSURANCE THAT THE ESTIMATES WILL BE ACHIEVED.

  State Appropriations Limit

          The State is subject to an annual appropriations limit imposed by Article XIIIB of the State Constitution (the "Appropriations Limit"), and is prohibited from spending "appropriations subject to limitation" in excess of the Appro-priations Limit. Article XIIIB, originally adopted in 1979. was modified substantially by Propositions 98 and 111 in 1988 and 1990, respectively. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the ex-tent that such proceeds exceed the reasonable cost of providing the regulation, product or service. The Appropriations Limit is based on the limit for the prior year, adjusted annually for certain changes, and is tested over consecutive two-year peri-ods. Any excess of the aggregate proceeds of taxes received over such two-year period above the combined Appropriation Lim-its for those two years is divided equally between transfers to K-14 districts and refunds to taxpayers.

          Exempted from the Appropriations Limit are debt serv-ice costs of certain bonds, court or federally mandated costs, and, pursuant to Proposition 111, qualified capital outlay pro-jects and appropriations or revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1,. 1990 levels. Some recent initiatives were structured to create new tax revenues dedicated to specific uses and ex-pressly exempted from the Article XIIIB limits. The Appropria-tions Limit may also be exceeded in cases of emergency arising from civil disturbance or natural disaster declared by the Gov-ernor and approved by two-thirds of the Legislature. If not so declared and approved, the Appropriations Limit for the next three years must be reduced by the amount of the excess.
                             A-13

          Because of the complexities of Article XIIIB, the am-biguities and possible inconsistencies in its terms, the appli-cability of its exceptions and exemptions and the impossibility of predicting future appropriations, the Sponsor cannot predict the impact of this or related legislation on the bonds in the California Trust Portfolio. Other Constitutional amendments affecting state and local taxes and appropriations have been proposed from time to time. If any such initiatives are adopted, the State could be pressured to provide additional fi-nancial assistance to local governments or appropriate revenues as mandated by such initiatives. Propositions such as Proposi-tion 98 and others that may be adopted in the future, may place increasing pressure on the State's budget over future years, potentially reducing resources available for other State pro-grams, especially to the extent that the Article XIIIB spending limit would restrain the State's ability to fund such other programs by raising taxes.

  State Indebtedness

          As of August 1, 1995, the State had over $18.93 bil-lion aggregate amount of its general obligation bonds outstand-ing. General obligation bond authorizations in an aggregate amount of approximately $2.81 billion remained unissued as of August 1, 1995. The State also builds and acquires capital fa-cilities through the use of lease purchase borrowing. As of August 1, 1995, the State had approximately $5.56 billion of outstanding Lease-Purchase Debt.

          In addition to the general obligation bonds, State agencies and authorities had approximately $18.98 billion ag-gregate principal amount of revenue bonds and notes outstanding as of June 30, 1995. Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obli-gations payable only from revenues paid by private users of fa-cilities financed by such revenue bonds. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California sys-
tems), housing, health facilities and pollution control facili-ties.

  Litigation

          The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceed-ings that, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.

  Ratings

          On July 15, 1994, Standard & Poor's Corporation ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's"), and Fitch Investors Service, Inc. ("Fitch") all downgraded their ratings of California's general obligation bonds. These bonds are usually sold in 20- to 30-year incre-ments and used to finance the construction of schools, prisons, water systems and other projects. The ratings were reduced by Standard & Poor's from "A+" to "A," by Moody's from "Aa" to "Al," and by Fitch from "AA" to "A." Since 1991, when it had a "AAA" rating, the State's rating has been downgraded three times by all three ratings agencies. All three agencies cite the 1994-95 Budget Act's dependence on a "questionable" federal bailout to pay for the cost of illegal immigrants, the Proposi-tion 98 guaranty of a minimum portion of State revenues for kindergarten through community college, and the persistent deficit requiring more borrowing as reasons for the reduced rating. Another concern was the State's reliance on a standby mechanism which could trigger across-the-board reductions in all State programs, and which could disrupt State operations, particularly in fiscal year 1995-96. However, a Standard & Poor's spokesman stated that, although the lowered ratings means California is a riskier borrower, Standard & Poor's an-ticipates that the State will pay off its debts and not de-fault. There can be no assurance that such ratings will con-tinue for any given period of time or that they will not in the future be further revised.

          Fitch upgraded its rating of California general obli-gation bonds from "A" to "A+" on February 26, 1996. No rating change was made, however, by either Moody's or Standard &
Poor's as of that date.

          As a result of Orange County's Chapter 9 bankruptcy filing on December 6, 1994, Moody's suspended the County's bond ratings until January 6, 1995, when it reinstated them at a rating of "Caa." On December 6, 1994, Standard & Poor's cut its rating of all Orange County debt from "AA-" to "CCC," a level below investment grade and an indication of high risk and un-certainty, and on December 8. 1994, Standard & Poor's further reduced its rating to "D" indicating default status. Fitch does not rate Orange County bonds. It is anticipated that as Orange County's credit and bond ratings fall, it will have dif-ficulty in getting loans or selling its bonds to raise money. Additionally, the County's bankruptcy filing could affect about 180 municipalities, school districts, and other municipal enti-ties which entrusted billions of dollars to Orange County to invest. Standard & Poor's has informed such entities that they have been placed on negative credit watch, the usual step prior to a downgrade of credit rating.

          The Sponsor believes the information summarized above describes some of the more significant aspects relating to the California Trust. The sources of such information are Prelimi-nary Official Statements and Official Statements relating to the State's general obligation bonds and the State's revenue anticipation notes, or obligations of other issuers located in the State of California, or other publicly available documents. Although the Sponsor has not independently verified this infor-mation, it has no reason to believe that such information is not correct in all material respects.
                             A-16

               SUPPLEMENT TO PART B - TAX STATUS

California Trust

          On the Date of Deposit, special California counsel for the Sponsor rendered an opinion under the then existing
California state income tax law which read as follows:

          The Insured Trust is not an association taxable as a corporation under the income tax laws of the State of Califor-nia;

          The income, deductions and credits against tax of the Insured Trust will be treated as the income, deductions and credits against tax of the holders of Units in the Insured Trust under the income tax laws of the State of California;

          Interest on the bonds held by the Insured Trust to the extent that such interest is exempt from taxation under California law will not lose its character as tax-exempt income merely because that income is passed through to the holders of Units; however, a corporation subject to the California fran-chise tax is required to include that interest income in its gross income for purposes of determining its franchise tax li-ability;

          Each holder of a Unit in the Insured Trust will have a taxable event when the Insured Trust disposes of a bond (whether by sale, exchange, redemption, or payment at maturity) or when the Unit holder redeems or sells his Units. The total tax cost of each Unit to a holder of a Unit in the Insured Trust is allocated among each of the bond issues held in the Insured Trust (in accordance with the proportion of the Insured Trust comprised by each bond issue) in order to determine the holder's per Unit tax cost for each bond issue, and the tax cost reduction requirements relating to amortization of bond premium will apply separately to the per Unit tax cost of each bond issue. Therefore, under some circumstances, a holder of a Unit may realize taxable gain when the Insured Trust disposes of a bond or the holder's Units are sold or redeemed for an amount equal to or less than his original cost of the bond or Unit;

          Each holder of a Unit in the Insured Trust is deemed to be the owner of a pro rata portion of the Insured Trust un-der the personal property tax laws of the State of California;

          Each Unit holder's pro rata ownership of the bonds held by the Insured Trust, as well as the interest income therefrom, is exempt from California personal property taxes;
and

          Amounts paid in lieu of interest on defaulted bonds held by the Trustee under policies of insurance issued with re-spect to such bonds will be excludable from gross income for California income tax purposes if, and to the same extent as, those amounts would have been so excludable if paid as interest by the respective issuer.

          In the opinion of Messrs. Kopesky & Welke, LLP, spe-
cial California counsel to the Sponsor, no change in law has occurred since the Date of Deposit which would require a change
in the above opinion.                             A-18

<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT


THE UNIT HOLDERS, SPONSOR AND TRUSTEE
DEAN WITTER SELECT MUNICIPAL TRUST
INSURED CALIFORNIA PORTFOLIO SERIES 63


We have audited the statement of financial condition and schedule of portfolio securities of the Dean Witter Select Municipal Trust Insured California Portfolio Series 63 as of May 31, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 1997 as shown in the statement of financial condition and schedule of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Dean Witter Select Municipal Trust Insured California Portfolio Series 63 as of May 31, 1997, and the results of its operations and the changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.






DELOITTE & TOUCHE LLP




July 7, 1997
New York, New York









                                    F-1
</AUDIT-REPORT>

                       STATEMENT OF FINANCIAL CONDITION

                      DEAN WITTER SELECT MUNICIPAL TRUST
                    INSURED CALIFORNIA PORTFOLIO SERIES 63

                                 May 31, 1997


                                TRUST PROPERTY

Investments in municipal bonds at market value
  (amortized cost $3,807,483) (Note (a) and
  Schedule of Portfolio Securities Notes (4) and (5))             $3,788,850

Accrued interest receivable                                           59,548

Cash                                                                  20,934

           Total                                                   3,869,332


                          LIABILITIES AND NET ASSETS

Less Liabilities:

   Accrued Trustee's fees                                              9,877

   Accrued Sponsor's fees                                              1,973

           Total liabilities                                          11,850


Net Assets:

   Balance applicable to 3,907 Units of fractional undivided interest outstanding (Note (c)):

      Capital, less net unrealized market
        depreciation of $18,633                      $3,788,850

      Undistributed principal and net investment
        income (Note (b))                                68,632


           Net assets                                             $3,857,482

Net asset value per Unit ($3,857,482 divided by 3,907 Units)       $  987.33




                      See notes to financial statements

                           STATEMENTS OF OPERATIONS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                    INSURED CALIFORNIA PORTFOLIO SERIES 63



                                              For the years ended May 31,
                                              1997        1996        1995


Investment income - interest                $222,977    $223,593    $223,555

Less Expenses:

   Trustee fees and expenses                   7,404       7,427       7,428

   Sponsor fees                                1,001       1,004       1,004

           Total expenses                      8,405       8,431       8,432

           Investment income - net           214,572     215,162     215,123

Net gain (loss) on investments:

   Realized loss on Securities sold or
     redeemed                                 (3,456)       -           -

   Net unrealized market appreciation
     (depreciation)                          126,143    (110,289)    235,001

           Net gain (loss) on investments    122,687    (110,289)    235,001

Net increase in net assets resulting from
  operations                                $337,259    $104,873    $450,124




                      See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                    INSURED CALIFORNIA PORTFOLIO SERIES 63



                                             For the years ended May 31,
                                           1997         1996         1995

Operations:

   Investment income - net              $  214,572   $  215,162   $  215,123

   Realized loss on Securities sold or
     redeemed                               (3,456)        -            -

   Net unrealized market appreciation
     (depreciation)                        126,143     (110,289)     235,001

           Net increase in net assets
             resulting from operations     337,259      104,873      450,124


Less Distributions to Unit Holders:

   Investment income - net                (213,254)    (213,594)    (213,437)

           Total distributions            (213,254)    (213,594)    (213,437)


Less Capital Share Transactions:

   Redemption of 105 Units and 3 Units,
     respectively                          (98,811)      (2,754)        -

   Accrued interest on redemption           (1,829)         (60)        -

           Total capital share trans-
             actions                      (100,640)      (2,814)        -

Net increase (decrease) in net assets       23,365     (111,535)     236,687

Net assets:

   Beginning of year                     3,834,117    3,945,652    3,708,965

   End of year (including undistributed
     principal and net investment income
     of $68,632, and $69,985, and net
     investment income of $72,569,
     respectively)                      $3,857,482   $3,834,117   $3,945,652




                      See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                   INSURED CALIFORNIA PORTFOLIO SERIES 63

                                May 31, 1997



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part B of this Prospectus, "Public
Offering of Units - Public Offering Price".  Under the Securities
Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of each Trust included in the Trust's Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (June 21, 1993) represents the cost of investments to the Trust based on the offering side evaluations as of the day prior to the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays annual Trustee's fees, estimated expenses, Evaluator's fees and annual Sponsor's portfolio supervision fees and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                   INSURED CALIFORNIA PORTFOLIO SERIES 63

                                May 31, 1997



(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trust - Distribution of Interest and Principal" in Part B of this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (June 21, 1993), exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part B of this Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of May 31, 1997 follows:

       Original cost to investors                              $4,106,233
       Less:  Gross underwriting commissions (sales charge)      (201,192)
       Net cost to investors                                    3,905,041
       Cost of securities sold or redeemed                       (102,880)
       Net unrealized market depreciation                         (18,633)
       Accumulated interest accretion                               5,322
       Net amount applicable to investors                      $3,788,850

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                                For the years ended May 31,
                                               1997       1996        1995

       Net investment income distributions
         during year                         $ 53.27    $ 53.23     $ 53.16

       Net asset value at end of year        $987.33    $955.66     $982.73

       Trust Units outstanding at end of
         year                                  3,907      4,012       4,015

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                INSURED CALIFORNIA PORTFOLIO SERIES 63

                                             May 31, 1997




Port-                                                                                              Optional
foli                               Rating      Face      Coupon     Maturity   Sinking Fund       Refunding          Market
 No.     Title of Securities       <F3>        Amount    Rate       Date       Redemptions<F5>    Redemptions<F4>    Value<F6><F7>

  1. Alhambra Redevelopment
     Agency Industrial Redevel-
     opment Project, as amended,
     Tax Allocation Refunding
     Bonds, Series 1993 (AMBAC
     Insured) <F8>                 AAA   $  500,000     5.850%   05/01/23      05/01/15@100      05/01/02@102      $  501,945

  2. Anaheim Public Financing
     Authority Revenue Bonds,
     Series 1993 (City of Anaheim
     Electric Utility Projects)
     (MBIA Insured) <F11>          AAA      600,000     5.625    10/01/22      10/01/17@100      04/01/03@102         587,658

  3. California State General
     Obligation Bonds (MBIA
     Insured) <F11>                AAA      500,000     6.000    10/01/21      10/01/20@100      10/01/02@102         511,250

  4. Live Oak School District
     General Obligation Bonds,
     Election of 1992, Series B
     (FGIC Insured) <F9>           AAA      115,000     5.700    08/01/15      NONE              08/01/03@102         116,216

  5. Live Oak School District
     General Obligation Bonds,
     Election of 1992, Series B
     (FGIC Insured) <F9>           AAA      300,000     5.700    08/01/17      NONE              08/01/03@102         301,140

  6. Los Angeles Wastewater
     System Revenue Bonds,
     Refunding Series 1993-A
     (MBIA Insured) <F11>          AAA      600,000     5.800    06/01/21      NONE              06/01/03@102         600,756

  7. Madera Redevelopment
     Agency, 1993 Tax Allocation
     Refunding and Redevelopment
     Project Bonds (FSA Insured)
     <F10>                         AAA      600,000     5.800    09/01/23      09/01/12@100      09/01/03@102         601,104

  8. San Mateo County Transit
     District Limited Tax Bonds,
     1993 Series A (MBIA Insured)
     <F11>                         AAA      100,000     0.000    06/01/20      NONE              NONE                  26,723

  9. Southern California Public
     Power Authority, San Juan
     Power Project Revenue Bonds,
     1993 Series A (San Juan
     Unit 3) (MBIA Insured) <F11>  AAA      600,000     5.000    01/01/20      01/01/15@100      01/01/03@100         542,058

                                         $3,915,000                                                                $3,788,850




                          See notes to schedule of portfolio securities

                                      F-7

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                   DEAN WITTER SELECT MUNICIPAL TRUST
                 INSURED CALIFORNIA PORTFOLIO SERIES 63

                              May 31, 1997





<F3> All ratings are provided by Standard & Poor's Corporation.  A brief description of applicable Security ratings is given under "Bond
Ratings" in Part B of this Prospectus.

<F4> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F5> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption price on such date.

<F6) The market value of the Securities as of May 31, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities on the last trading date during the period (May 30, 1997).

<F7> At May 31, 1997, the net unrealized market depreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation           $  2,622

       Gross unrealized market depreciation            (21,255)

       Net unrealized market depreciation             $(18,633)

    The amortized cost of the Securities for Federal income tax purposes was $3,807,483 at May 31, 1997.

<F8> Insured by American Municipal Bond Assurance Corporation ("AMBAC").

<F9> Insured by Financial Guaranty Insurance Company ("FGIC").

<F10> Insured by Financial Security Assurance ("FSA").

<F11> Insured by Municipal Bond Insurance Association ("MBIA").

(MODULE)
     (NAME)    DWSMTPARTB941
     (CIK)     0000840581
     (CCC)     uit*59fl
(/MODULE)

              CONTENTS OF REGISTRATION STATEMENT


          This registration statement comprises the following documents:

          The facing sheet.

          The Cross Reference Sheet.

          The Prospectus.

          The signatures.

          Consents of the Evaluator, Independent Auditors and
          Standard & Poor's Rating Services; all other consents were previously filed.

          The following exhibits:

          23. 1a. Consent of Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc.

               1b.  Consent of Independent Auditors.

               1d. Consent of Standard & Poor's Rating Serv-ices, a division of The McGraw-Hill Compa-nies, Inc.

          27.       Financial Data Schedule.

                      CONSENT OF COUNSEL


          The consents of counsel to the use of their names in the Prospectus included in this Registration Statement are con-tained in their opinions filed as Exhibits EX-5 and EX-8 to this Registration Statement

                          SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, the registrant, Dean Witter Select Municipal Trust, In-sured California Portfolio Series 63, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in The City of New York and State of New York on the 31st day of July, 1997.

                         DEAN WITTER SELECT MUNICIPAL TRUST,
                         INSURED CALIFORNIA PORTFOLIO
                         SERIES 63
                              (Registrants)

                         By:  DEAN WITTER REYNOLDS INC.
                                   (Depositor)



                                                 Thomas Hines



                                    Thomas Hines
                                    Authorized Signatory

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed on behalf of Dean Witter Reynolds Inc., the Depositor, by the following person in the following capacities and by the following persons who constitute a major-ity of the Depositor's Board of Directors in The City of New York and State of New York on this 31st day of July, 1997.

                                   DEAN WITTER REYNOLDS INC.

Name                 Office

Philip J. Purcell    Chairman and Chief  )
                     Executive Officer   )
                     and Director*       )

                                           By:
                                                           Thomas Hines
                                              Thomas Hines
                                              Attorney-in-fact*
_______________

* Executed copies of the Powers of Attorney filed by a ma-jority of the Board of Directors of Dean Witter Reynolds
     Inc. have been previously filed

        Name                      Office

Richard M. DeMartini            Director***

Robert J. Dwyer                 Director***

Christine A. Edwards            Director***

James F. Higgins                Director***

Charles A. Fiumefreddo          Director**

Mitchell M. Merin               Director*

Stephen R. Miller               Director***

Richard F. Powers III           Director*

Philip J. Purcell               Director***

Thomas C. Schneider             Director**

William B. Smith                Director**


_____________________

* Executed copies of the Power of Attorney have been filed with the Securities and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 Industrial Portfolio 97-1 File No. 333-16839.



** Executed copies of Powers of Attorney have been filed with the Securities and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 Industrial Portfolio 96-4, File No. 333-10499.



*** Executed copies of Power of Attorney have been filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 for Dean Witter Se-lect Equity Trust, Select 10 International Series 95-1, File No. 33-56389.